Note 19 - Debt Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about debt activity explanatory [text block]
	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2018	$130,807	$18,705	$149,512
Finance costs
Interest expense	2,975	1,498	4,473
Accretion	5,758	654	6,412
Payments of finance costs	(2,933)	(1,646)	(4,579)
Balance at December 31, 2019	$136,607	$19,211	$155,818
Finance costs
Interest expense	2,984	763	3,747
Accretion	6,168	678	6,846
Proceeds from drawdown of Revolving Credit Facility	—	10,000	10,000
Repayments of principal	—	(19,969)	(19,969)
Payments of finance costs	(2,934)	(801)	(3,735)
At December 31, 2020	$142,825	$9,882	$152,707

Statements of Financial Position Presentation
Current portion of debt facilities	$1,043	$132	$1,175
Non-current portion of debt facilities	135,564	19,079	154,643
Balance at December 31, 2019	$136,607	$19,211	$155,818
Current portion of debt facilities	$1,092	$9,882	$10,975
Non-current portion of debt facilities	141,733	—	141,733
At December 31, 2020	$142,825	$9,882	$152,707